Employee Benefit Arrangements - Plan Assets, Allocation (Detail) (Pension Plans)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Actual allocation	100.00%	100.00%
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation, minimum	45.00%	45.00%
Target allocation, maximum	70.00%	70.00%
Actual allocation	53.00%	50.80%
Large-cap domestic
Defined Benefit Plan Disclosure [Line Items]
Actual allocation	29.40%	27.10%
Small/Mid-cap domestic
Defined Benefit Plan Disclosure [Line Items]
Actual allocation	6.80%	7.10%
International commingled funds
Defined Benefit Plan Disclosure [Line Items]
Actual allocation	12.40%	12.20%
Other
Defined Benefit Plan Disclosure [Line Items]
Actual allocation	4.40%	4.40%
Debt securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation, minimum	25.00%	25.00%
Target allocation, maximum	40.00%	40.00%
Actual allocation	37.60%	39.20%
U.S. Treasuries
Defined Benefit Plan Disclosure [Line Items]
Actual allocation	13.80%	12.80%
U.S. government agencies and authorities
Defined Benefit Plan Disclosure [Line Items]
Actual allocation	5.60%	8.60%
U.S. corporate, state and municipalities
Defined Benefit Plan Disclosure [Line Items]
Actual allocation	10.70%	7.90%
Foreign securities
Defined Benefit Plan Disclosure [Line Items]
Actual allocation	1.10%	1.00%
Residential mortgage-backed securities
Defined Benefit Plan Disclosure [Line Items]
Actual allocation	4.50%	7.10%
Commercial mortgage-backed securities
Defined Benefit Plan Disclosure [Line Items]
Actual allocation	1.70%	1.30%
Other asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Actual allocation	0.20%	0.50%
Other investments
Defined Benefit Plan Disclosure [Line Items]
Target allocation, minimum	6.00%	6.00%
Target allocation, maximum	14.00%	14.00%
Actual allocation	9.40%	10.00%
Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Actual allocation	4.50%	5.20%
Real estate
Defined Benefit Plan Disclosure [Line Items]
Actual allocation	4.90%	4.80%